Expenses by Nature - Summary of Information about Expense by Nature (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expense by Nature [line items]
Salaries, wages and fringe benefits	S/ 922,897	S/ 1,054,104	S/ 1,029,397
Depreciation	86,335	109,342	118,832
Amortization	103,174	70,383	64,572
Cost of goods and services [member]
Expense by Nature [line items]
Services provided by third-parties	1,064,687	1,268,665	1,417,412
Salaries, wages and fringe benefits	817,392	919,409	875,470
Purchase of goods	755,209	856,745	629,765
Impairment of accounts receivable	45,658		419,584
Other management charges	375,308	235,102	256,541
Depreciation	81,199	103,566	111,404
Amortization	98,318	67,381	59,682
Impairment of inventories			37,454
Impairment of inventories		40,592
Taxes	8,727	7,470	6,982
Impairment of property, plant and equipment	5,468	11,928	6,926
Impairment of accounts receivable		703
Inventory recovery	(26,993)
Total report reclassified	3,224,973	3,511,561	3,821,220
Administrative expenses [member]
Expense by Nature [line items]
Services provided by third-parties	98,060	104,950	89,328
Salaries, wages and fringe benefits	105,505	134,695	153,927
Purchase of goods		140
Impairment of accounts receivable	19,418
Other management charges	43,533	48,057	21,361
Depreciation	5,135	5,776	7,428
Amortization	4,856	3,002	4,890
Taxes	1,926	7,408	1,369
Impairment of property, plant and equipment		20
Impairment of accounts receivable		18,406
Total report reclassified	S/ 278,433	S/ 322,454	S/ 278,303